EARNINGS PER SHARE	3 Months Ended
Mar. 31, 2026
Earnings per share [abstract]
EARNINGS PER SHARE	EARNINGS PER SHARE
The following table presents an overview of the calculated basic and diluted earnings per share:

	For the three months ended March 31,
In millions (except for share and earnings per share information)	2026	2025
Net income attributable to equity holders of the Company	$164.6	$134.6
Basic weighted-average number of ordinary shares	564,902,329	553,986,158
Diluted weighted-average number of ordinary shares	572,238,255	557,567,556
Basic earnings per share	$0.29	$0.24
Diluted earnings per share	$0.29	$0.24
No potentially dilutive shares outstanding for the three months ended March 31, 2026 and 2025, related to restricted share units and stock options, were excluded from the computation of diluted earnings per share because their effects would have been anti-dilutive.
In addition, potentially dilutive shares outstanding of 2,865,124 and 4,622,182 as of March 31, 2026 and 2025, respectively, were excluded from the computation of diluted earnings per share because issuance of such shares is contingent upon the satisfaction of certain conditions which were not satisfied by the end of the period. Such shares relate to unvested PSUs for both periods and share options for the three months ended March 31, 2025.